Cover	May 07, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2025
Entity File Number	001-38363
Entity Registrant Name	HALL OF FAME RESORT & ENTERTAINMENT COMPANY
Entity Central Index Key	0001708176
Entity Tax Identification Number	84-3235695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2014 Champions Gateway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Canton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44708
City Area Code	330
Local Phone Number	458-9176
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HOFV
Security Exchange Name	NASDAQ
Warrants to purchase 0.064578 shares of Common Stock
Title of 12(b) Security	Warrants to purchase 0.064578 shares of Common Stock
Trading Symbol	HOFVW
Security Exchange Name	NASDAQ